Weighted average number of ordinary shares for basic earnings per share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares for basic earnings per share	47,325	47,325	47,224
Effect of dilution:
Share options	0	0	0
Convertible loan	0	0	0
Weighted average number of ordinary shares adjusted for effect of dilution	47,325	47,325	47,224